Note 12 - Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Operating Leases, Rent Expense	$ 0.4	$ 0.3